Employee benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ 331,521	$ 379,620
Statutory and company benefits	60,334	66,402
Expenses related to defined benefit plans	5,208	5,128
Expenses related to defined contribution plans	15,929	17,716
Equity-settled share-based compensation	18,433	19,305
Cash-settled share-based compensation	134	(822)
Employee benefit expense	$ 431,559	$ 487,349